SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jan. 13, 2020
Defined Benefit Plan Disclosure [Line Items]
Ownership			100.00%
Medmen Enterprises Inc. [Member] | Kannaboost Technology Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Scottsdale and Tempe, Arizona
Purpose	Cultivation and Production Facility
Project Mustang Development, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Northern Nevada
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
The MedMen of Nevada 2, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMNV2 Holdings I, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMNV2 Holdings II, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMNV2 Holdings III, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMNV2 Holdings IV, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMNV2 Holdings V, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Manlin DHS Development, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Desert Hot Springs, California
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Desert Hot Springs Green Horizon, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Project Compassion Venture, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Utica, New York
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
EBA Holdings, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Mesa, Arizona
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Kannaboost Technology Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	0.00%	100.00%
CSI Solutions, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	0.00%	100.00%
MME Florida, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Eustis, Florida
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%